THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
  PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)       VALUE
-------------   -------------------------------------------------  ------------  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (29.9%)
FINANCIAL SERVICES (29.9%)
$  3,000,000    Advanta Mortgage Loan Trust, Sequential Payer,
                  Series 1997-4, Class A4, 6.660% due 03/25/22...    Aaa/AAA     $  2,942,917
   2,500,000    Americredit Automobile Receivables Trust,
                  Sequential Payer, Series 1999-B, Class A4,
                  5.960% due 03/12/06............................    Aaa/AAA        2,434,375
   4,000,000    AT&T Universal Card Master Trust, Series 1995-2,
                  Class A, 5.950% due 10/17/02...................    Aaa/AAA        3,987,480
     161,828    Bear Stearns Structured Securities, Inc., REMIC:
                  Sequential Payer, Series 1997-2, Class 1A1,
                  (144A), 7.000% due 08/25/36....................     Aaa/NR          161,373
  10,000,000    Capital Auto Receivables Asset Trust, Sequential
                  Payer, Series 1999-2, Class A5, 6.450% due
                  01/15/05.......................................     Aaa/NR        9,953,125
  10,000,000    Chase Credit Card Master Trust, Series 1997-2,
                  Class A, 6.300% due 04/15/03...................    Aaa/AAA       10,003,100
   2,480,269    Chase Manhattan Bank - First Union National,
                  Sequential Payer, Series 1999-1, Class A1,
                  7.134% due 07/15/07............................     NR/AAA        2,486,470
   2,000,000    CIT RV Trust, Series 1999-A, 7.210% due
                  11/15/19.......................................    Baa3/BBB       1,926,875
   2,750,000    Comed Transitional Funding Trust, Sequential
                  Payer, Series 1998-1, Class A5, 5.440% due
                  03/25/07.......................................    Aaa/AAA        2,593,387
     894,489    Commercial Mortgage Acceptance Corp., Sequential
                  Payer, Series 1997-ML1, Class A1, 6.500% due
                  11/15/04.......................................    Aaa/AAA          877,857
   8,000,000    Distribution Financial Services Trust, Sequential
                  Payer, Series 1999-3, Class A4, 6.650% due
                  03/15/11.......................................    AAA/Aaa        7,975,000
   7,412,186    First Union - Lehman Brothers - Bank of America,
                  REMIC: Sequential Payer, Series 1998-C2, Class
                  A1, 6.280% due 06/18/07........................    Aaa/AAA        7,199,086
   5,000,000    First USA Credit Card Master Trust, Series
                  1994-7, Class B, 5.838% due 06/17/02...........     Aa3/A+        5,000,000
   3,500,000    First USA Credit Card Master Trust, Series
                  1999-4, Class C, 6.059% due 01/19/05...........     NR/BBB        3,467,187
   3,421,789    Green Tree Financial Corp., Sequential Payer,
                  Series 1996-7, Class A4, 6.800% due 10/15/27...    Aaa/AAA        3,423,911
   4,900,000    Green Tree Financial Corp., Sequential Payer,
                  Series 1998-2, Class A4, 6.080% due 07/01/09...    Aaa/AAA        4,881,625
     436,381    Green Tree Recreational Equipment & Consumer
                  Trust, Sequential Payer, Series 1997-C, Class
                  A1, 6.490% due 02/15/18........................     NR/AAA          433,260
   5,000,000    MBNA Master Credit Card Trust, Series 1996-K,
                  Class A, 5.536% due 03/15/06(v)................    Aaa/AAA        4,987,500
   2,500,000    MBNA Master Credit Card Trust, Series 1996-L,
                  Class B, 5.693% due 11/15/01(v)................     A2/A+         2,498,425
     156,028    Merrill Lynch Mortgage Investors, Inc.,
                  Subordinated Bond, CSTR, Series 1995-C2, Class
                  E, (144A), 7.878% due 06/15/21 (v).............     Ba2/NR          142,644
   5,000,000    Metris Master Trust, Series 1996-1, Class B,
                  6.800% due 02/20/02............................      A2/A         5,001,550
   1,000,000    Morgan Stanley Capital I, Sequential Payer,
                  Series 1997, Class A1B, 6.440% due 11/15/02....     Aaa/NR          997,812
   2,530,000    Newcourt Equipment Trust Securities, Sequential
                  Payer, Series 1999-1, Class A2, 6.310% due
                  08/20/01.......................................    Aaa/AAA        2,525,256
   5,000,000    Peco Energy Transition Trust, Series 1999-A,
                  Class A5, 5.260% due 03/01/09 (v)..............    Aaa/AAA        4,951,550
   4,717,157    Providian Home Equity Loan Trust, Series 1999-1,
                  Class A, 5.699% due 06/25/25(v)................    Aaa/AAA        4,708,289

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------   -------------------------------------------------  ------------  -------------
FINANCIAL SERVICES (CONTINUED)
$  1,007,555    Residential Funding Mortgage Securities I, REMIC:
                  Sequential Payer, Series 1998-S7, Class A1,
                  6.500% due 03/25/13............................     NR/AAA     $    983,303
   7,000,000    Sears Credit Account Master Trust, Series 1995-5,
                  Class A , 6.050% due 01/15/08..................    Aaa/AAA        6,864,340
   4,000,000    Sears Credit Account Master Trust, Series 1999-1,
                  Class A, 5.650% due 03/17/09...................    Aaa/AAA        3,770,000
   4,800,000    Sears Credit Account Master Trust, Series 1999-2,
                  Class A, 6.350% due 02/15/07...................    Aaa/AAA        4,766,250
     856,731    UCFC Home Equity Loan, Sequential Payer,
                  Series1997-A1, Class A3, 6.975% due 04/15/16...    Aaa/AAA          855,810
   5,000,000    WFS Financial Owner Trust, Sequential Payer,
                  Series 1999-B, Class A3, 6.320% due 10/20/03...    Aaa/AAA        4,957,812
                                                                                 ------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                      ASSET BACKED SECURITIES (COST
                      $118,563,000)..............................                 117,757,569
                                                                                 ------------

CORPORATE OBLIGATIONS (31.7%)
AEROSPACE (0.2%)
   1,000,000    Lockheed Martin Corp., 7.450% due 06/15/04.......   Baa3/BBB-       1,002,130
                                                                                 ------------

BANKING (8.4%)
   1,250,000    Banesto Delaware, Inc., 8.250% due 07/28/02......     A2/NR         1,278,012
   2,500,000    Bank One Corp., 6.875% due 08/01/06..............     Aa3/A+        2,457,087
   1,000,000    BankAmerica Corp., 8.375% due 03/15/02...........     Aa3/A         1,034,350
  10,500,000    Chase Manhattan Corp., MTN, Series C, 5.730% due
                  11/24/00 (v)...................................     Aa3/A+       10,571,925
   5,000,000    Comerica Bank, 5.410% due 06/12/00 (v)...........      A1/A         4,996,797
   1,250,000    First Chicago NBD Corp., 8.875% due 03/15/02.....      A1/A         1,309,162
   5,000,000    Fleet National Bank, 5.438% due 02/01/02.........     A1/A+         4,990,250
     500,000    National Westminster Bank, 9.375% due 11/15/03...    Aa3/AA-          538,975
   1,000,000    Nationsbank Corp., Series E, MTN, 5.750% due
                  01/25/01.......................................     Aa2/A+          993,550
   5,000,000    U.S. National Bank Association, 5.478% due
                  07/18/01.......................................     Aa3/A+        4,987,600
                                                                                 ------------
                                                                                   33,157,708
                                                                                 ------------

CHEMICALS (0.2%)
   1,000,000    Cytec Industries, Inc., 6.500% due 03/15/03......    Baa2/BBB         948,870
                                                                                 ------------

COMMERCIAL SERVICES (0.8%)
   3,000,000    Cendant Corp., 7.750% due 12/01/03...............    Baa1/BBB       2,979,540
                                                                                 ------------

ELECTRIC (0.2%)
     756,098    Niagara Mohawk Power Corp., Series B, 7.000% due
                  10/01/00.......................................   Baa3/BBB-         758,230
                                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (0.4%)
   1,500,000    News America Holdings, Inc., 8.625% due
                  02/01/03.......................................   Baa3/BBB-       1,557,960
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------   -------------------------------------------------  ------------  -------------
FINANCIAL SERVICES (15.3%)
$  5,000,000    Associates Corp. N.A., 5.500% due 02/15/04.......    Aa3/AA-     $  4,753,100
   5,000,000    Associates Corp. N.A., 5.613% due 06/14/01(v)....    Aa3/AA-        4,999,783
     610,000    Associates Corp. N.A., 5.960% due 05/15/37.......    Aa3/AA-          609,884
   5,000,000    AT&T Capital Corp., Series F, MTN, 6.963% due
                  06/14/00 (v)...................................     A1/BBB        5,029,500
   1,500,000    Beneficial Corp., MTN, 8.200% due 03/15/02.......      A2/A         1,547,820
   1,000,000    Beneficial Corp., Series H, MTN, 6.710% due
                  12/15/03.......................................      A2/A           991,860
   1,500,000    Case Credit Corp., Series B, MTN, 6.240% due
                  11/06/00.......................................   Baa1/BBB+       1,498,260
   1,000,000    Chrysler Financial Co., LLC, Series Q, MTN,
                  6.610% due 06/16/00............................     A1/A+         1,002,440
   2,000,000    CIT Group Holdings, MTN, 6.500% due 06/14/02.....     A1/A+         1,986,260
   2,000,000    Enterprise Rent-a-Car USA Finance Co., (144A),
                  6.375% due 05/15/03............................   Baa2/BBB+       1,942,240
   5,000,000    ERP Operating Ltd. Partnership, 6.231% due
                  08/21/03 (v)...................................    A3/BBB+        4,997,500
   5,000,000    Finova Capital Corp., Series D, MTN, 5.633% due
                  08/14/01 (v)...................................    Baa1/A-        5,004,050
   2,500,000    Ford Motor Credit Co., 6.446% due 07/16/02 (v)...      A1/A         2,513,425
   4,500,000    Ford Motor Credit Co., MTN, 5.663% due 03/19/02
                  (v)............................................      A1/A         4,506,480
   1,000,000    General Motors Acceptance Corp., MTN, 5.800% due
                  02/23/01.......................................      A2/A           990,570
   5,000,000    Greyhound Financial Corp., 7.250% due 04/01/01...    Baa1/A-        5,023,950
     500,000    GS Escrow Corp., 7.000% due 08/01/03.............    Ba1/BB+          478,330
   1,000,000    Heller Financial, Inc., Series I, MTN, 5.480% due
                  02/05/01.......................................     A3/A-           986,210
     500,000    Heller Financial, Inc., Series I, MTN, 6.500% due
                  07/22/02.......................................     A3/A-           493,595
     800,000    Homeside Lending, Inc., MTN, 6.875% due
                  06/30/02.......................................     A1/A+           796,904
   3,000,000    Household Finance Corp., MTN, 5.623% due
                  12/01/00.......................................      A2/A         3,007,620
   2,500,000    Household Finance Corp., Series E, MTN, 5.820%
                  due 06/17/05 (v)...............................      A2/A         2,494,525
   1,000,000    Sears Roebuck Acceptance Corp., Series 3, MTN,
                  6.860% due 10/02/01............................     A2/A-           999,270
   1,000,000    Security Pacific Corp, Series I, MTN, 6.000% due
                  05/01/00.......................................     Aa2/A+          999,090
   2,500,000    TXU Eastern Funding, (144A), 6.150% due
                  05/15/02.......................................   Baa1/BBB+       2,462,950
                                                                                 ------------
                                                                                   60,115,616
                                                                                 ------------

FOREST PRODUCTS & PAPER (0.4%)
   1,375,000    Georgia-Pacific Corp., 9.950% due 06/15/02.......   Baa2/BBB-       1,468,170
                                                                                 ------------

GAS-PIPELINES (0.5%)
   1,000,000    Enron Corp., 6.500% due 08/01/02.................   Baa2/BBB+         986,280
   1,150,000    K N Energy, Inc., 6.300% due 03/01/01............   Baa2/BBB-       1,136,292
                                                                                 ------------
                                                                                    2,122,572
                                                                                 ------------

HEALTH & PERSONAL CARE (0.1%)
     500,000    Playtex Family Products Corp., 9.000% due
                  12/15/03.......................................      B2/B           488,750
                                                                                 ------------

METALS & MINING (0.3%)
   1,150,000    Ryerson Tull, Inc., 8.500% due 07/15/01..........    Baa3/BBB       1,138,500
                                                                                 ------------

OIL-PRODUCTION (0.2%)
   1,000,000    Williams Companies, Inc., 6.125% due 02/15/02....   Baa2/BBB-         983,310
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------   -------------------------------------------------  ------------  -------------
OIL-SERVICES (0.3%)
$    500,000    Occidental Petroleum Corp., 6.750% due
                  11/15/02.......................................    Baa3/BBB    $    494,130
     696,580    Oil Purchase Co., (144A), 7.100% due 04/30/02....    Ba2/BBB-         651,302
                                                                                 ------------
                                                                                    1,145,432
                                                                                 ------------

PACKAGING & CONTAINERS (0.3%)
     500,000    Stone Container Corp., 9.875% due 02/01/01.......      B2/B           501,250
     500,000    Stone Container Corp., 12.250% due 04/01/02
                  (v)............................................     B3/B-           501,250
                                                                                 ------------
                                                                                    1,002,500
                                                                                 ------------

RAILROADS (1.9%)
   5,000,000    CSX Corp., MTN, Series C, 5.790% due 06/15/00
                  (v)............................................    Baa2/BBB       5,006,100
   2,500,000    Norfolk Southern Corp., 6.875% due 05/01/01......   Baa1/BBB+       2,499,850
                                                                                 ------------
                                                                                    7,505,950
                                                                                 ------------

TELECOMMUNICATIONS (2.2%)
   2,500,000    MCI Worldcom, Inc., 6.125% due 08/15/01..........     A3/A-         2,487,975
   6,000,000    MCI Worldcom, Inc., (144A), 5.645% due 08/17/00
                  (v)............................................     A3/A-         6,004,680
                                                                                 ------------
                                                                                    8,492,655
                                                                                 ------------
                    TOTAL CORPORATE OBLIGATIONS (COST
                      $125,807,557)..............................                 124,867,893
                                                                                 ------------

FOREIGN CORPORATE OBLIGATIONS (2.8%)
CANADA (1.1%)
TRANSPORT & SERVICES
   4,500,000    Laidlaw, Inc., 8.750% due 01/01/00...............    Baa3/BBB       4,508,640
                                                                                 ------------

MEXICO (0.3%)
BANKING
   1,000,000    Banco Nacional de Comercio Exterior SNC, Series
                  E, MTN, 8.000% due 04/14/00....................     Ba2/BB        1,002,500
                                                                                 ------------

NETHERLANDS (0.5%)
FINANCIAL SERVICES
   2,000,000    ICI Investments BV, Series E, MTN, 6.750% due
                  08/07/02.......................................    Baa1/A-        1,972,000
                                                                                 ------------

PANAMA (0.5%)
BANKING
   1,000,000    Banco Latinoamericano de Exportaciones, S.A.,
                  (144A), 6.550% due 04/15/03....................    Baa1/BBB         946,930
   1,000,000    Banco Latinoamericano de Exportaciones, S.A.,
                  Series 107, (144A), 6.640% due 09/30/02........    Baa1/BBB         963,480
                                                                                 ------------
                                                                                    1,910,410
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------   -------------------------------------------------  ------------  -------------
VENEZUELA (0.4%)
FINANCIAL SERVICES
$  1,550,000    Corporacion Andina de Fomento, 7.375% due
                  07/21/00.......................................      A3/A      $  1,540,064
                                                                                 ------------
                    TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                      $11,093,037)...............................                  10,933,614
                                                                                 ------------

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
CANADA (0.3%)
   1,000,000    Province of Quebec, 7.500% due 07/15/02 (cost
                  $1,034,890)....................................     A2/A+         1,022,740
                                                                                 ------------

PRIVATE PLACEMENT (1.5%)
FINANCIAL SERVICES (0.9%)
   3,500,000    Newcourt Credit Group, Inc., Series A, 7.125% due
                  12/17/03.......................................     A1/BBB        3,497,725
                                                                                 ------------

MISCELLANEOUS (0.2%)
     454,545    Allied Waste Industries, Inc., Term Loan B,
                  8.313% due 07/30/09 (v)........................     NR/NR           436,364
     127,273    Allied Waste Industries, Inc., Term Loan C,
                  8.563% due 07/30/09 (v)........................     NR/NR           122,182
     254,545    Allied Waste Industries, Inc., Term Loan C1,
                  8.563% due 09/07/30 (v)........................     NR/NR           244,364
      90,909    Allied Waste Industries, Inc., Term Loan C2,
                  8.500% due 09/07/30 (v)........................     NR/NR            87,273
      72,727    Allied Waste Industries, Inc., Term Loan C3,
                  8.313% due 09/07/30 (v)........................     NR/NR            69,818
                                                                                 ------------
                                                                                      960,001
                                                                                 ------------

TELECOMMUNICATION SERVICES (0.4%)
   1,500,000    Charter Communications, 8.010% due 03/18/08
                  (v)............................................     NR/NR         1,490,625
                                                                                 ------------
                    TOTAL PRIVATE PLACEMENT (COST $6,125,370)....                   5,948,351
                                                                                 ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.7%)
FEDERAL HOME LOAN MORTGAGE CORP. (1.3%)
     389,961    REMIC: Sequential Payer, Series 1980, Class VA,
                  7.000% due 08/15/02............................                     392,399
   2,446,773    REMIC: Sequential Payer, Series 2019, Class B,
                  6.500% due 07/15/16............................                   2,436,814
   2,493,806    REMIC: Sequential Payer, Series 2061, Class VJ,
                  6.500% due 03/20/03............................                   2,458,719
                                                                                 ------------
                                                                                    5,287,932
                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (12.8%)
   1,632,881    6.500% due 11/20/04..............................                   1,616,552
     175,221    6.500% due 05/01/28..............................                     167,883
     111,172    6.500% due 07/01/28..............................                     106,516
     783,327    6.500% due 08/01/28..............................                     750,522
      62,947    8.500% due 08/01/05..............................                      64,241
  28,540,000    TBA, 6.500% due 10/01/29.........................                  27,349,311
   9,990,000    TBA, 7.500% due 10/01/29.........................                  10,011,878
  10,000,000    TBA, 8.000% due 10/01/29.........................                  10,189,100
                                                                                 ------------
                                                                                   50,256,003
                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                   MOODY'S/S&P
 PRINCIPAL                                                           RATING
   AMOUNT                     SECURITY DESCRIPTION                 (UNAUDITED)      VALUE
-------------   -------------------------------------------------  ------------  -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.6%)
$ 10,000,000    6.500% due 11/15/29..............................                $  9,568,700
      20,159    7.000% due 03/15/09..............................                      20,229
     252,873    7.000% due 03/15/09..............................                     253,740
     305,674    7.000% due 07/15/09..............................                     306,722
     263,990    7.000% due 10/15/28..............................                     258,956
                                                                                 ------------
                                                                                   10,408,347
                                                                                 ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                      (COST $65,838,385).........................                  65,952,282
                                                                                 ------------

U.S. TREASURY OBLIGATIONS (10.6%)
U.S. TREASURY NOTES (10.6%)
     400,000    5.250% due 05/15/04..............................                     388,688
     350,000    5.880% due 02/15/00(s)...........................                     350,602
  40,625,000    6.250% due 02/28/02(s)...........................                  40,973,969
                                                                                 ------------
                    TOTAL U.S. TREASURY OBLIGATIONS (COST
                      $41,735,122)...............................                  41,713,259
                                                                                 ------------
   SHARES
-------------
CONVERTIBLE PREFERRED STOCKS (0.2%)
FINANCE (0.2%)
      19,774    Equity Residential Properties Trust, Series A,
                  9.375%.........................................    Baa1/BBB         473,340
      10,000    TCI Communications Financing II, 10.000%.........      A3/A           263,125
                                                                                 ------------
                    TOTAL CONVERTIBLE PREFERRED STOCKS (COST
                      $787,415)..................................                     736,465
                                                                                 ------------
 PRINCIPAL
   AMOUNT
-------------
SHORT-TERM INVESTMENTS (19.7%)
CERTIFICATE OF DEPOSIT-DOMESTIC (0.2%)
$  1,000,000    Dresdner Bank NY, Series CD, 4.95% due
                  11/09/99.......................................                     999,954
                                                                                 ------------
COMMERCIAL PAPER-DOMESTIC (8.5%) (Y)
   9,000,000    Case Credit Corp., 6.20% due 2/15/00.............                   8,820,900
   5,000,000    Case Credit Corp., 6.41% due 4/04/00.............                   4,858,500
   5,000,000    CSX Corp., 5.79% due 2/15/00.....................                   4,902,500
   2,500,000    MCI Worldcom, Inc., 5.384% due 2/08/00...........                   2,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                     SECURITY DESCRIPTION                    VALUE
-------------   -------------------------------------------------  ------------
COMMERCIAL PAPER-DOMESTIC (CONTINUED)
$  5,000,000    MCI Worldcom, Inc., 5.81% due 1/27/00............                $  4,921,500
   5,000,000    Texas Utilities Co., 5.80% due 2/15/00...........                   4,902,500
   2,500,000    Williams Holding, Inc., 5.63% due 1/25/00........                   2,459,500
                                                                                 ------------
                                                                                   33,365,400
                                                                                 ------------

OTHER INVESTMENT COMPANIES (0.0%)
         291    SSGA Money Market Fund...........................                         291
                                                                                 ------------

REPURCHASE AGREEMENT (11.0%)
  14,485,000    Goldman Sachs Repurchase Agreement, 5.180% dated
                  10/29/99 due 11/01/99, proceeds $14,491,253,
                  (collateralized by $14,396,000 U.S. Treasury
                  Note, 5.750% due 11/15/00, valued at
                  $14,775,014)...................................                  14,485,000
  14,484,000    State Street Bank and Trust Repurchase Agreement,
                  5.180% dated 10/29/99 due 11/01/99, proceeds
                  $14,490,252, (collateralized by $14,520,000
                  U.S. Treasury Note, 5.750% due 06/30/01, valued
                  at $14,774,100)................................                  14,484,000
  14,485,000    Westdeutsche Landesbank Repurchase Agreement,
                  5.210% dated 10/29/99 due 11/01/99, proceeds
                  $14,491,289, (collateralized by $14,536,000
                  U.S. Treasury Note, 5.750% due 11/30/02, valued
                  at $14,774,851)................................                  14,485,000
                                                                                 ------------
                                                                                   43,454,000
                                                                                 ------------
                    TOTAL SHORT-TERM INVESTMENTS (COST
                      $77,877,885)...............................                  77,819,645
                                                                                 ------------
                TOTAL INVESTMENTS (COST $448,862,661) (113.4%).................   446,751,818
                LIABILITIES IN EXCESS OF OTHER ASSETS (-13.4%).................   (52,930,083)
                                                                                 ------------
                NET ASSETS (100.0%)............................................  $393,821,735
                                                                                 ============

------------------------------
Note: Based on the cost of the investments of $448,869,969 for federal income tax purposes at October 31, 1999, the aggregate gross unrealized appreciation and depreciation was $423,485 and $2,541,636, respectively, resulting in net unrealized depreciation of $2,118,151.

(s) Security is fully or partially segregated with custodian as collateral for future contracts or with broker as initial margin for futures contracts $41,324,571 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or investment with step coupon rate.

(y) Yield to maturity.

Abbreviations used in the schedule of investment are as follows:

144A - Securities restricted for resale to Qualified Institutional Buyers.

CSTR - Collateral Strip Rate.

MTN - Medium Term Note.

REMIC - Real Estate Mortgage Investment Conduit.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $448,862,661)           $446,751,818
Interest Receivable                                   3,181,213
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  1,171,586
Receivable for Expense Reimbursement                     14,026
Prepaid Trustees' Fees                                    2,252
Prepaid Expenses and Other Assets                         1,407
                                                   ------------
    Total Assets                                    451,122,302
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    56,105,645
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    915,745
Variation Margin Payable                                118,318
Advisory Fee Payable                                     81,698
Custody Fee Payable                                      22,715
Administrative Services Fee Payable                       8,225
Administration Fee Payable                                  361
Fund Services Fee Payable                                   220
Accrued Expenses                                         47,640
                                                   ------------
    Total Liabilities                                57,300,567
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $393,821,735
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $18,603,733
Dividend Income                                                     71,345
                                                               -----------
    Investment Income                                           18,675,078
EXPENSES
Advisory Fee                                       $  807,631
Custodian Fees and Expenses                           146,300
Administrative Services Fee                            83,666
Professional Fees and Expenses                         38,348
Printing Expenses                                       8,215
Fund Services Fee                                       6,343
Administration Fee                                      4,065
Trustees' Fees and Expenses                             1,154
Miscellaneous                                             246
                                                   ----------
    Total Expenses                                  1,095,968
Less: Reimbursement of Expenses                      (171,744)
                                                   ----------
NET EXPENSES                                                       924,224
                                                               -----------
NET INVESTMENT INCOME                                           17,750,854
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                          (6,905,026)
  Futures Contracts                                 2,058,956
  Foreign Currency Contracts and Transactions       1,055,060
                                                   ----------
    Net Realized Loss                                           (3,791,010)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                      (3,461,606)
  Futures Contracts                                   (93,207)
  Foreign Currency Contracts and Translations        (375,058)
                                                   ----------
    Net Change in Unrealized Depreciation                       (3,929,871)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $10,029,973
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL    FOR THE FISCAL
                                                      YEAR ENDED        YEAR ENDED
                                                   OCTOBER 31, 1999  OCTOBER 31, 1998
                                                   ----------------  ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    17,750,854   $     7,527,438
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions       (3,791,010)        1,079,966
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations           (3,929,871)        1,956,909
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        10,029,973        10,564,313
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          312,753,504       263,906,334
Withdrawals                                           (193,444,721)      (51,939,489)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          119,308,783       211,966,845
                                                   ---------------   ---------------
    Total Increase in Net Assets                       129,338,756       222,531,158
NET ASSETS
Beginning of Fiscal Year                               264,482,979        41,951,821
                                                   ---------------   ---------------
End of Fiscal Year                                 $   393,821,735   $   264,482,979
                                                   ===============   ===============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------
                                                    1999     1998     1997     1996     1995
                                                   -------  -------  -------  -------  -------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                        0.29%    0.25%    0.25%    0.38%    0.42%
  Net Investment Income                               5.49%    5.84%    6.17%    5.65%    6.11%
  Expenses without Reimbursement                      0.34%    0.38%    0.55%    0.61%    0.46%
Portfolio Turnover                                     398%     381%     219%     191%     177%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Short Term Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 8, 1993. The portfolio's investment objective is to provide a high total return, consistent with low volatility of principal. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage backed securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage backed securities can be significantly affected by changes in interest rates or rapid principal repayments including pre-payments.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   e) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase,

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   f) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.25% of the portfolio's average daily net assets. For the fiscal year ended
      October 31, 1999, such fees amounted to $807,631.

   b) The portfolio, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1999, the fee for these services amounted to $4,065.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------
      average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 30, 1999, the fee for these services amounted to $83,666.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.30% of the average daily net assets of the portfolio. Prior to March 1, 1999, the percentage was .25%. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the fiscal year ended October 31, 1999, J.P. Morgan has agreed to reimburse the portfolio $171,744 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $6,343 for the fiscal year ended October 31, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1999 were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------  --------------
U.S. Government and Agency Obligations...........  $  952,429,056  $  966,977,290
Corporate and Collateralized Obligations.........     368,673,619     259,082,540
                                                   --------------  --------------
                                                   $1,321,102,675  $1,226,059,830
                                                   ==============  ==============

At October 31, 1999, the portfolio had open forward foreign currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE      10/31/99    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
Euro 17,377,281, expiring 11/02/99...............  $18,472,050  $18,269,394  $     (202,656)
Euro 23,700,000, expiring 11/10/99...............   25,643,400   24,930,311        (713,089)

THE SHORT TERM BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
--------------------------------------------------------------------------------

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   SETTLEMENT    VALUE AT    APPRECIATION/
SALES CONTRACTS                                       VALUE      10/31/99    (DEPRECIATION)
---------------                                    -----------  -----------  --------------
Euro 17,377,281, expiring 11/02/99...............  $18,674,803  $18,269,394  $     405,409
Euro 23,700,000, expiring 11/10/99...............   25,696,488   24,930,311        766,177
                                                                             -------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                            $     255,841
                                                                             =============

At October 31, 1999, the portfolio had open futures contracts as follows:

                                                                                  MARKET VALUE
                                                   CONTRACTS SHORT  DEPRECIATION  OF CONTRACTS
                                                   ---------------  ------------  ------------
U.S. Five Year Treasury Note, expiring December
 1999............................................             170   $    22,145   $18,352,032
U.S. Ten Year Treasury Note, expiring December
 1999............................................              89        33,776     9,764,969
U.S. Ten Year Treasury Note, expiring March
 2000............................................              33        15,831     3,231,937
                                                   --------------   -----------   -----------
Totals...........................................             292   $    71,752   $31,348,938
                                                   ==============   ===========   ===========

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Short Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Short Term Bond Portfolio (the "portfolio") at October 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1999

32